Investments in associates - Reconciliation of the financial information to the carrying value of its interests in the associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Jan. 01, 2022
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,484,787		₩ 9,416,618
Proportion of ownership interest in associate		0.00%		0.00%
Interests in the net assets (A*B)		₩ 2,677,526		₩ 2,907,155
Intra-group transactions		(5)		8
Others reconciliations		14,510		(2,689)
Investments in associates		2,692,031		2,904,474		₩ 2,913,745
BNP Paribas Cardif Life Insurance
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 262,022		₩ 201,205
Proportion of ownership interest in associate		14.99%		14.99%
Interests in the net assets (A*B)		₩ 39,277		₩ 30,161
Intra-group transactions		(5)		8
Others reconciliations		0		0
Investments in associates		₩ 39,272		30,169
Partners 4th Growth Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 54,165
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)				₩ 13,542
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		13,542
KTB Newlake Global Healthcare PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 20,945
Proportion of ownership interest in associate		7.36%		20.57%
Interests in the net assets (A*B)				₩ 4,309
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		4,309
Shinhan-Neoplux Energy Newbiz Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 70,619		₩ 65,814
Proportion of ownership interest in associate		31.66%		31.66%
Interests in the net assets (A*B)		₩ 22,358		₩ 20,837
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		22,358		20,837
Shinhan-Albatross Tech Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 31,000		₩ 24,507
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 15,499		₩ 12,253
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		15,499		₩ 12,253
KCGI-SingA330-A Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,297
Proportion of ownership interest in associate		23.89%		23.89%
Interests in the net assets (A*B)		₩ 4,609
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,609
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 17,716
Proportion of ownership interest in associate				24.00%
Interests in the net assets (A*B)				₩ 4,232
Intra-group transactions				0
Others reconciliations				0
Investments in associates				4,232
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 8,563
Proportion of ownership interest in associate				20.00%
Interests in the net assets (A*B)				₩ 1,726
Intra-group transactions				0
Others reconciliations				0
Investments in associates				1,726
VOGO Debt Strategy Qualified IV Private
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 32,658		₩ 30,420
Proportion of ownership interest in associate		20.00%		20.00%
Interests in the net assets (A*B)		₩ 6,532		₩ 6,085
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,532		6,085
Shinhan -Midas Dong-A Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,602		₩ 8,863
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 4,301		₩ 4,431
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,301		4,431
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,258		₩ 18,391
Proportion of ownership interest in associate		24.00%		24.00%
Interests in the net assets (A*B)		₩ 4,862		₩ 4,414
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,862		4,414
Shinhan Praxis K-Growth Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,095		₩ 26,082
Proportion of ownership interest in associate		14.15%		14.15%
Interests in the net assets (A*B)		₩ 3,692		₩ 3,691
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,692		3,691
Kiwoom Milestone Professional Private Real Estate Trust 19
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (38,868)	[1]	₩ 7,922
Proportion of ownership interest in associate		50.00%	[1]	50.00%
Interests in the net assets (A*B)		₩ (19,434)	[1]	₩ 3,961
Intra-group transactions		0	[1]	0
Others reconciliations		19,434	[1]	0
Investments in associates		0	[1]	3,961
Shinhan Global Healthcare Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[1]	₩ (3,469)		₩ (4,518)
Proportion of ownership interest in associate	[1]	4.41%		4.41%
Interests in the net assets (A*B)	[1]	₩ (153)		₩ (199)
Intra-group transactions	[1]	0		0
Others reconciliations	[1]	153		199
Investments in associates	[1]	0		0
KB NA Hickory Private Special Asset Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 64,256		₩ 91,572
Proportion of ownership interest in associate		37.50%		37.50%
Interests in the net assets (A*B)		₩ 24,096		₩ 34,339
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		24,096		34,339
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 42,706		₩ 43,694
Proportion of ownership interest in associate		44.02%		44.02%
Interests in the net assets (A*B)		₩ 18,799		₩ 19,236
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		₩ 18,799		19,236
Hermes Private Investment Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 19,071
Proportion of ownership interest in associate		29.17%		29.17%
Interests in the net assets (A*B)				₩ 5,562
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		5,562
KDBC-Midas Dong-A Global contents Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,437		₩ 18,393
Proportion of ownership interest in associate		23.26%		23.26%
Interests in the net assets (A*B)		₩ 4,288		₩ 4,277
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,288		4,277
Shinhan-Nvestor Liquidity Solution Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,430		₩ 25,836
Proportion of ownership interest in associate		24.92%		24.92%
Interests in the net assets (A*B)		₩ 6,088		₩ 6,438
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,088		6,438
Shinhan AIM FoF Fund 1-A
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,541		₩ 40,444
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 9,635		₩ 10,110
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,635		10,110
IGIS Global Credit Fund 150-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,142		₩ 18,765
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 4,286		₩ 4,692
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		₩ 4,286		4,692
Partner One Value up I Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 18,428
Proportion of ownership interest in associate		27.91%		27.91%
Interests in the net assets (A*B)				₩ 5,144
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		5,144
Genesis No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 262,823
Proportion of ownership interest in associate				22.80%
Interests in the net assets (A*B)				₩ 59,924
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		59,924
Korea Omega Project Fund III
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,708		₩ 15,610
Proportion of ownership interest in associate		23.53%		23.53%
Interests in the net assets (A*B)		₩ 3,696		₩ 3,674
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,696		3,674
Genesis North America Power Company No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,501		₩ 20,760
Proportion of ownership interest in associate		43.84%		39.11%
Interests in the net assets (A*B)		₩ 6,358		₩ 8,118
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,358		8,118
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 174,701		₩ 185,333
Proportion of ownership interest in associate		23.00%		23.00%
Interests in the net assets (A*B)		₩ 40,764		₩ 43,244
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		40,764		₩ 43,244
KOREA FINANCE SECURITY CO., LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,762
Proportion of ownership interest in associate		14.91%		14.91%
Interests in the net assets (A*B)		₩ 3,245
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,245
MIEL CO.,LTD
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[1]	₩ (144)		₩ (143)
Proportion of ownership interest in associate	[1]	28.77%		28.77%
Interests in the net assets (A*B)	[1]	₩ (41)		₩ (41)
Intra-group transactions	[1]	0		0
Others reconciliations	[1]	41		41
Investments in associates	[1]	0		0
AIP Transportation Specialized Privately Placed Fund Trust #1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 129,800		₩ 125,459
Proportion of ownership interest in associate		35.73%		35.73%
Interests in the net assets (A*B)		₩ 46,372		₩ 44,821
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		46,372		44,821
E&Healthcare Investment Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 2,839
Proportion of ownership interest in associate				21.00%
Interests in the net assets (A*B)				₩ 597
Intra-group transactions				0
Others reconciliations				0
Investments in associates				597
One Shinhan Global Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 9,495
Proportion of ownership interest in associate				21.00%
Interests in the net assets (A*B)				₩ 1,948
Intra-group transactions				0
Others reconciliations				0
Investments in associates				1,948
Kiwoom-Shinhan Innovation Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,707		₩ 18,881
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 7,854		₩ 9,441
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,854		9,441
Midas Asset Global CRE Debt Private Fund No.6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 136,849		₩ 138,538
Proportion of ownership interest in associate		40.10%		41.16%
Interests in the net assets (A*B)		₩ 54,881		₩ 57,029
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		54,881		57,029
Samchully Midstream Private Placement Special Asset Fund 5-4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 77,267		₩ 71,352
Proportion of ownership interest in associate		42.92%		42.92%
Interests in the net assets (A*B)		₩ 33,163		₩ 30,624
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		33,163		30,624
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 36,272		₩ 122,456
Proportion of ownership interest in associate		20.00%		20.00%
Interests in the net assets (A*B)		₩ 7,254		₩ 24,492
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,254		24,492
NH-Amundi Global Infrastructure Trust 14
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 62,428		₩ 69,919
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 18,728		₩ 20,975
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		18,728		20,975
Jarvis Memorial Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 9,883
Proportion of ownership interest in associate				99.01%
Interests in the net assets (A*B)				₩ 9,786
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		9,786
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 58,775		₩ 55,598
Proportion of ownership interest in associate		60.00%		60.00%
Interests in the net assets (A*B)		₩ 35,265		₩ 33,357
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		35,265		33,357
Milestone Private Real Estate Fund 3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 54,944		₩ 59,485
Proportion of ownership interest in associate		32.06%		32.06%
Interests in the net assets (A*B)		₩ 17,615		₩ 19,071
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		17,615		19,071
Nomura-Rifa Private Real Estate Investment Trust 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,003		₩ 23,519
Proportion of ownership interest in associate		31.31%		31.31%
Interests in the net assets (A*B)		₩ 6,889		₩ 7,364
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,889		7,364
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,753		₩ 13,961
Proportion of ownership interest in associate		21.27%		21.27%
Interests in the net assets (A*B)		₩ 3,138		₩ 2,969
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		₩ 3,138		2,969
T&F 2019 bearing Private Equity Fund Specializing in Start-up and Venture Business
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 11,440
Proportion of ownership interest in associate		28.25%		28.25%
Interests in the net assets (A*B)				₩ 3,231
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		3,231
FuturePlay-Shinhan Tech Innovation Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 15,694		₩ 13,832
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 7,847		₩ 6,916
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,847		6,916
Stonebridge Corporate 1st Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,389		₩ 8,211
Proportion of ownership interest in associate		44.12%		44.12%
Interests in the net assets (A*B)		₩ 4,142		₩ 3,622
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,142		3,622
Vogo Realty Partners Private Real Estate Fund V
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 49,881		₩ 50,446
Proportion of ownership interest in associate		21.64%		21.64%
Interests in the net assets (A*B)		₩ 10,792		₩ 10,915
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,792		10,915
Korea Credit Bureau
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 74,867		₩ 55,999
Proportion of ownership interest in associate		9.00%		9.00%
Interests in the net assets (A*B)		₩ 6,738		₩ 5,039
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,738		5,039
Goduck Gangil1 PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,303		₩ 5,715
Proportion of ownership interest in associate		1.04%		1.04%
Interests in the net assets (A*B)		₩ 180		₩ 60
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		180		60
SBC PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[2]	₩ 163,057		₩ 133,851
Proportion of ownership interest in associate	[2]	25.00%		25.00%
Interests in the net assets (A*B)	[2]	₩ 40,764		₩ 33,463
Intra-group transactions	[2]	0		0
Others reconciliations	[2]	(9,990)		(4,995)
Investments in associates	[2]	30,774		28,468
NH-amundi global infra private fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 101,303		₩ 112,423
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 50,652		₩ 56,211
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		₩ 50,652		56,211
IMM Global Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 446,586
Proportion of ownership interest in associate		33.00%		33.00%
Interests in the net assets (A*B)				₩ 147,384
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		147,384
SH BNCT Professional Investment Type Private Special Asset Investment Trust [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 337,616		₩ 362,830
Proportion of ownership interest in associate		72.50%		72.50%
Interests in the net assets (A*B)		₩ 244,772		₩ 263,052
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		244,772		263,052
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 34,642		₩ 43,389
Proportion of ownership interest in associate		52.28%		52.28%
Interests in the net assets (A*B)		₩ 18,110		₩ 22,683
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		18,110		22,683
Sparklabs-Shinhan Opportunity Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,906		₩ 9,356
Proportion of ownership interest in associate		49.50%		49.50%
Interests in the net assets (A*B)		₩ 3,914		₩ 4,631
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		₩ 3,914		4,631
BNW Tech-Innovation Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 19,540
Proportion of ownership interest in associate		29.85%		29.85%
Interests in the net assets (A*B)				₩ 5,833
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		5,833
IGIS Real-estate Private Investment Trust No.33
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 37,377		₩ 35,618
Proportion of ownership interest in associate		40.86%		40.86%
Interests in the net assets (A*B)		₩ 15,271		₩ 14,552
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		15,271		14,552
WWG Global Real Estate Investment Trust no.4
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 34,959
Proportion of ownership interest in associate				29.55%
Interests in the net assets (A*B)				₩ 10,331
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		10,331
Goduck Gangil10 PFV Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,534		₩ 16,263
Proportion of ownership interest in associate		19.90%		19.90%
Interests in the net assets (A*B)		₩ 5,081		₩ 3,236
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,081		3,236
Fidelis Global Private Real Estate Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 692		₩ 30,185	[3]
Proportion of ownership interest in associate		79.63%		79.70%	[3]
Interests in the net assets (A*B)		₩ 551		₩ 24,055	[3]
Intra-group transactions		0		0	[3]
Others reconciliations		0		(2,110)	[3]
Investments in associates		551		21,945	[3]
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 169,407		₩ 168,735
Proportion of ownership interest in associate		28.70%		28.70%
Interests in the net assets (A*B)		₩ 48,619		₩ 48,427
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		48,619		48,427
Shinhan Healthcare Fund 2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ (153)		₩ (160)
Proportion of ownership interest in associate		13.68%		13.68%
Interests in the net assets (A*B)		₩ (21)		₩ (22)
Intra-group transactions		0		0
Others reconciliations		21		22
Investments in associates		0		0
Shinhan AIM Real Estate Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 88,925		₩ 84,140
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 26,678		₩ 25,243
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		26,678		25,243
Shinhan AIM Real Estate Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 246,896		₩ 212,475
Proportion of ownership interest in associate		21.01%		21.01%
Interests in the net assets (A*B)		₩ 51,873		₩ 44,642
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		51,873		44,642
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 157,954		₩ 148,161
Proportion of ownership interest in associate		22.00%		22.00%
Interests in the net assets (A*B)		₩ 34,781		₩ 32,627
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		34,781		32,627
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 68,697		₩ 66,107
Proportion of ownership interest in associate		29.00%		29.00%
Interests in the net assets (A*B)		₩ 20,053		₩ 19,296
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		20,053		19,296
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,522		₩ 34,437
Proportion of ownership interest in associate		71.43%		71.43%
Interests in the net assets (A*B)		₩ 17,516		₩ 24,598
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		17,516		24,598
ST-Bonanja Food tech
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 6,775
Proportion of ownership interest in associate				39.00%
Interests in the net assets (A*B)				₩ 2,631
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,631
Korea Omega-Shinhan Project Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,260		₩ 20,043
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 11,630		₩ 10,022
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		11,630		10,022
Samsung SRA Real Estate Professional Private 45
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 125,727		₩ 86,123	[3]
Proportion of ownership interest in associate		25.00%		25.00%	[3]
Interests in the net assets (A*B)		₩ 31,432		₩ 21,531	[3]
Intra-group transactions		0		0	[3]
Others reconciliations		0		119	[3]
Investments in associates		31,432		21,650	[3]
IBK Global New Renewable Energy Special Asset Professional Private2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 111,423		₩ 115,270
Proportion of ownership interest in associate		28.98%		28.98%
Interests in the net assets (A*B)		₩ 32,296		₩ 33,412
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		32,296		33,412
VS Cornerstone Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,966		₩ 8,098
Proportion of ownership interest in associate		41.18%		41.18%
Interests in the net assets (A*B)		₩ 3,280		₩ 3,335
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,280		3,335
Aone Mezzanine Opportunity Professional Private
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 7,777
Proportion of ownership interest in associate				64.41%
Interests in the net assets (A*B)				₩ 5,009
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		5,009
NH-Amundi US Infrastructure Private Fund2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 114,737		₩ 123,291
Proportion of ownership interest in associate		25.91%		25.91%
Interests in the net assets (A*B)		₩ 29,725		₩ 31,941
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		29,725		31,941
SH Japan Photovoltaic Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,711		₩ 21,103
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 2,313		₩ 6,332
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,313		6,332
Kakao-Shinhan 1st TNYT Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 40,857		₩ 43,869
Proportion of ownership interest in associate		48.62%		48.62%
Interests in the net assets (A*B)		₩ 19,866		₩ 21,330
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		19,866		21,330
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 13,019
Proportion of ownership interest in associate				20.00%
Interests in the net assets (A*B)				₩ 2,603
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,603
Pacific Private Placement Real Estate Fund No.40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 47,001		₩ 46,997
Proportion of ownership interest in associate		24.73%		24.73%
Interests in the net assets (A*B)		₩ 11,624		₩ 11,622
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		11,624		11,622
Mastern Private Real Estate Loan Fund No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,056		₩ 19,025
Proportion of ownership interest in associate		33.57%		33.57%
Interests in the net assets (A*B)		₩ 3,040		₩ 6,387
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,040		6,387
LB Scotland Amazon Fulfillment Center Fund 29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 44,093		₩ 42,252
Proportion of ownership interest in associate		70.14%		70.14%
Interests in the net assets (A*B)		₩ 30,928		₩ 29,637
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		30,928		29,637
JR AMC Hungary Budapest Office Fund 16
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,954		₩ 38,247
Proportion of ownership interest in associate		32.57%		32.57%
Interests in the net assets (A*B)		₩ 12,687		₩ 12,457
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		12,687		12,457
EDNCENTRAL Co.,Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[1]	₩ (42,159)		₩ (23,437)
Proportion of ownership interest in associate	[1]	13.47%		13.47%
Interests in the net assets (A*B)	[1]	₩ (5,677)		₩ (3,156)
Intra-group transactions	[1]	0		0
Others reconciliations	[1]	5,677		3,156
Investments in associates	[1],[4]	0		0
Future-Creation Neoplux Venture Capital Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,495		₩ 26,160
Proportion of ownership interest in associate		16.25%		16.25%
Interests in the net assets (A*B)		₩ 2,680		₩ 4,251
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,680		4,251
Gyeonggi-Neoplux Superman Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,234		₩ 25,116
Proportion of ownership interest in associate		21.76%		21.76%
Interests in the net assets (A*B)		₩ 5,056		₩ 5,467
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,056		5,467
NewWave 6th Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 45,719		₩ 45,132
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 13,716		₩ 13,540
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		13,716		13,540
KTC-NP Growth Champ 2011-2 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 21,721
Proportion of ownership interest in associate				6.00%
Interests in the net assets (A*B)				₩ 1,207
Intra-group transactions				0
Others reconciliations				0
Investments in associates				1,207
Neoplux No.3 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 189,791		₩ 204,529
Proportion of ownership interest in associate		10.00%		10.00%
Interests in the net assets (A*B)		₩ 18,981		₩ 20,454
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		18,981		20,454
PCC Amberstone Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 79,640		₩ 86,685
Proportion of ownership interest in associate		21.67%		21.67%
Interests in the net assets (A*B)		₩ 17,258		₩ 18,785
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		17,258		18,785
KIAMCO POWERLOAN TRUST 4TH
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 95,208		₩ 91,884
Proportion of ownership interest in associate		47.37%		47.37%
Interests in the net assets (A*B)		₩ 45,099		₩ 43,524
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		45,099		43,524
Mastern Opportunity Seeking Real Estate Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 59,112		₩ 73,544
Proportion of ownership interest in associate		22.22%		20.00%
Interests in the net assets (A*B)		₩ 13,135		₩ 14,710
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		13,135		14,710
AION ELFIS PROFESSIONAL PRIVATE 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 17,831
Proportion of ownership interest in associate				20.00%
Interests in the net assets (A*B)				₩ 3,566
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		3,566
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 19,235
Proportion of ownership interest in associate				29.68%
Interests in the net assets (A*B)				₩ 5,709
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		5,709
Neoplux Market-Frontier Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 52,827		₩ 70,729
Proportion of ownership interest in associate		19.74%		19.74%
Interests in the net assets (A*B)		₩ 10,427		₩ 13,960
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,427		13,960
Harvest Private Equity Fund II
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,500		₩ 14,230
Proportion of ownership interest in associate		22.06%		22.06%
Interests in the net assets (A*B)		₩ 2,978		₩ 3,139
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,978		3,139
Synergy Green New Deal 1st New Technology Business Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 36,617		₩ 37,743
Proportion of ownership interest in associate		28.17%		28.17%
Interests in the net assets (A*B)		₩ 10,315		₩ 10,632
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,315		10,632
KAIM Real-estate Private Investment Trust 20
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 3,089
Proportion of ownership interest in associate				38.00%
Interests in the net assets (A*B)				₩ 1,187
Intra-group transactions				0
Others reconciliations				0
Investments in associates				1,187
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,671		₩ 13,455
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 6,836		₩ 6,727
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,836		6,727
Daishin New Technology Investment Fund 5th
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 10,369
Proportion of ownership interest in associate				23.00%
Interests in the net assets (A*B)				₩ 2,430
Intra-group transactions				0
Others reconciliations				0
Investments in associates				2,430
SHINHAN-NEO Core Industrial Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 27,370		₩ 18,913
Proportion of ownership interest in associate		49.75%		49.75%
Interests in the net assets (A*B)		₩ 13,616		₩ 9,409
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		13,616		9,409
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 77,853		₩ 83,417
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 23,356		₩ 25,024
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		23,356		25,024
SIMONE Mezzanine Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 4,175		₩ 10,419
Proportion of ownership interest in associate		29.00%		29.00%
Interests in the net assets (A*B)		₩ 1,202		₩ 3,017
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		1,202		3,017
Eum Private Equity Fund No.7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 43,651		₩ 43,673
Proportion of ownership interest in associate		21.00%		21.00%
Interests in the net assets (A*B)		₩ 9,166		₩ 9,170
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,166		9,170
Kiwoom Hero No.4 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,351		₩ 16,705
Proportion of ownership interest in associate		21.05%		21.05%
Interests in the net assets (A*B)		₩ 3,442		₩ 3,517
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,442		3,517
Vogo Canister Professional Trust Private Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 124,837		₩ 127,747
Proportion of ownership interest in associate		36.74%		36.27%
Interests in the net assets (A*B)		₩ 45,871		₩ 46,329
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		45,871		46,329
SW-S Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 23,919
Proportion of ownership interest in associate				30.30%
Interests in the net assets (A*B)				₩ 7,248
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		7,248
CL Buyout 1st PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 59,930
Proportion of ownership interest in associate				21.43%
Interests in the net assets (A*B)				₩ 12,842
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		12,842
Timefolio The Venture-V second
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 27,989		₩ 19,764
Proportion of ownership interest in associate		20.73%		20.73%
Interests in the net assets (A*B)		₩ 5,801		₩ 4,096
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		₩ 5,801		4,096
Newlake Growth Capital Partners2 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 41,766
Proportion of ownership interest in associate		29.91%		29.91%
Interests in the net assets (A*B)				₩ 12,496
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		12,496
Shinhan Smilegate Global PEF I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,747		₩ 28,792	[3]
Proportion of ownership interest in associate		14.21%		14.21%	[3]
Interests in the net assets (A*B)		₩ 3,801		₩ 4,091	[3]
Intra-group transactions		0		0	[3]
Others reconciliations		0		(320)	[3]
Investments in associates		3,801		3,771	[3]
Genesis Eco No.1 PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,675		₩ 39,359
Proportion of ownership interest in associate		29.00%		29.00%
Interests in the net assets (A*B)		₩ 11,219		₩ 11,418
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		11,219		11,418
SHINHAN-NEO Market-Frontier 2nd Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 76,511		₩ 80,610
Proportion of ownership interest in associate		42.70%		42.70%
Interests in the net assets (A*B)		₩ 32,670		₩ 34,420
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		32,670		34,420
NH-Synergy Core Industrial New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,436		₩ 17,269
Proportion of ownership interest in associate		36.93%		36.93%
Interests in the net assets (A*B)		₩ 6,439		₩ 6,377
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,439		6,377
J& Moorim Jade Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,771		₩ 21,836
Proportion of ownership interest in associate		24.89%		24.89%
Interests in the net assets (A*B)		₩ 4,920		₩ 5,434
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,920		5,434
Helios-KDBC Digital Contents 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,699		₩ 14,431
Proportion of ownership interest in associate		23.00%		23.00%
Interests in the net assets (A*B)		₩ 2,256		₩ 3,356
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,256		3,356
Ulmus SHC innovation investment fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,059		₩ 20,326
Proportion of ownership interest in associate		24.04%		24.04%
Interests in the net assets (A*B)		₩ 5,543		₩ 4,886
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		₩ 5,543		4,886
Mirae Asset Partners X Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 21,817
Proportion of ownership interest in associate		35.71%		35.71%
Interests in the net assets (A*B)				₩ 7,792
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		7,792
T Core Industrial Technology 1st Venture PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,518		₩ 14,393
Proportion of ownership interest in associate		31.47%		31.47%
Interests in the net assets (A*B)		₩ 4,254		₩ 4,529
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,254		4,529
Curious Finale Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 12,925
Proportion of ownership interest in associate				27.78%
Interests in the net assets (A*B)				₩ 3,591
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		₩ 3,591
Fine Value POST IPO No.5 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,414
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 3,766
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,766
TI First Property Private Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,755		₩ 7,817
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 3,102		₩ 3,127
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,102		3,127
MPLUS Professional Private Real Estate Fund 25
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,659		₩ 10,153
Proportion of ownership interest in associate		41.67%		41.67%
Interests in the net assets (A*B)		₩ 2,358		₩ 4,231
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,358		4,231
IBKC Global Contents Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,274		₩ 18,661
Proportion of ownership interest in associate		24.39%		24.39%
Interests in the net assets (A*B)		₩ 4,701		₩ 4,552
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		₩ 4,701		4,552
Nautic Smart No.6 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 3,121
Proportion of ownership interest in associate				38.00%
Interests in the net assets (A*B)				₩ 1,178
Intra-group transactions				0
Others reconciliations				0
Investments in associates				1,178
Premier Luminous Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 35,700
Proportion of ownership interest in associate		0.00%		25.12%
Interests in the net assets (A*B)				₩ 8,966
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		8,966
Hanyang-Meritz 1 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,201		₩ 15,348
Proportion of ownership interest in associate		22.58%		22.58%
Interests in the net assets (A*B)		₩ 2,981		₩ 3,466
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,981		3,466
KNT 2ND PRIVATE EQUITY FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[3]			₩ 5,177
Proportion of ownership interest in associate	[3]			22.00%
Interests in the net assets (A*B)	[3]			₩ 1,124
Intra-group transactions	[3]			0
Others reconciliations	[3]			(174)
Investments in associates	[3]			950
Kiwoom-Shinhan Innovation Fund 2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,384		₩ 26,299
Proportion of ownership interest in associate		43.00%		43.00%
Interests in the net assets (A*B)		₩ 9,165		₩ 11,271
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,165		₩ 11,271
ETRI Holdings-Shinhan 1st Unicorn Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,589
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 3,295
Intra-group transactions		0
Others reconciliations		0
Investments in associates		₩ 3,295
Maple Mobility Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 83,539
Proportion of ownership interest in associate		20.18%		20.18%
Interests in the net assets (A*B)				₩ 16,859
Intra-group transactions				0
Others reconciliations				0
Investments in associates		₩ 0		16,859
SJ ESG Innovative Growth Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,692		₩ 14,689
Proportion of ownership interest in associate		29.00%		29.00%
Interests in the net assets (A*B)		₩ 4,198		₩ 4,197
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,198		4,197
AVES 1st Corporate Recovery Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,258		₩ 6,638
Proportion of ownership interest in associate		76.19%		76.19%
Interests in the net assets (A*B)		₩ 4,768		₩ 5,057
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,768		5,057
JS Shinhan Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 128,130		₩ 128,727
Proportion of ownership interest in associate		3.85%		3.85%
Interests in the net assets (A*B)		₩ 4,933		₩ 4,953
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,933		4,953
NH Kyobo AI Solution Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 12,601
Proportion of ownership interest in associate				26.00%
Interests in the net assets (A*B)				₩ 3,288
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,288
Daishin Newgen New Technology Investment Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,018		₩ 11,273
Proportion of ownership interest in associate		50.60%		50.60%
Interests in the net assets (A*B)		₩ 6,082		₩ 5,704
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,082		5,704
META ESG Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 21,062		₩ 21,380
Proportion of ownership interest in associate		27.40%		27.40%
Interests in the net assets (A*B)		₩ 5,771		₩ 5,857
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,771		5,857
SWFV FUND-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 22,678
Proportion of ownership interest in associate				40.25%
Interests in the net assets (A*B)				₩ 9,128
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		9,128
PHAROS DK FUND
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,157		₩ 15,886
Proportion of ownership interest in associate		24.24%		24.14%
Interests in the net assets (A*B)		₩ 2,462		₩ 3,835
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		2,462		3,835
Shinhan VC tomorrow venture fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 114,103		₩ 67,958
Proportion of ownership interest in associate		39.62%		39.62%
Interests in the net assets (A*B)		₩ 45,210		₩ 26,926
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		45,210		26,926
Highland 2021-8 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 14,770
Proportion of ownership interest in associate				32.67%
Interests in the net assets (A*B)				₩ 4,826
Intra-group transactions				0
Others reconciliations				0
Investments in associates		0		4,826
H-IOTA Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 38,382		₩ 38,784
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 9,524		₩ 9,623
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,524		9,623
Stonebridge-Shinhan Unicorn Secondary Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 28,550		₩ 34,621
Proportion of ownership interest in associate		26.00%		18.00%
Interests in the net assets (A*B)		₩ 7,427		₩ 6,082
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,427		6,082
Tres-Yujin Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,717		₩ 20,007
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 10,359		₩ 10,004
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,359		10,004
Shinhan-Time mezzanine blind Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 28,242		₩ 26,625
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 14,121		₩ 13,312
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		14,121		13,312
Capstone REITs No.26
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,499		₩ 7,703
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 5,750		₩ 3,852
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,750		3,852
JB Incheon-Bucheon REITS No.54
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,661		₩ 12,690
Proportion of ownership interest in associate		39.31%		39.31%
Interests in the net assets (A*B)		₩ 4,978		₩ 4,989
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,978		4,989
Hankook Smart Real Asset Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,005		₩ 20,980
Proportion of ownership interest in associate		33.33%		33.33%
Interests in the net assets (A*B)		₩ 7,668		₩ 6,993
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,668		6,993
JB Hwaseong-Hadong REITs No.53
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,059		₩ 16,084
Proportion of ownership interest in associate		31.03%		31.03%
Interests in the net assets (A*B)		₩ 4,983		₩ 4,991
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,983		4,991
KB Oaktree Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,003		₩ 25,814
Proportion of ownership interest in associate		33.33%		33.33%
Interests in the net assets (A*B)		₩ 8,668		₩ 8,605
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,668		8,605
Daehan No.36 Office Asset Management Company
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 46,790		₩ 44,964	[3]
Proportion of ownership interest in associate		48.05%		48.05%	[3]
Interests in the net assets (A*B)		₩ 22,482		₩ 21,604	[3]
Intra-group transactions		0		0	[3]
Others reconciliations		0		454	[3]
Investments in associates		22,482		22,058	[3]
Rhinos Premier Mezzanine Private Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,944		₩ 2,873	[3]
Proportion of ownership interest in associate		27.93%		27.93%	[3]
Interests in the net assets (A*B)		₩ 3,056		₩ 802	[3]
Intra-group transactions		0		0	[3]
Others reconciliations		0		2,071	[3]
Investments in associates		3,056		2,873	[3]
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 211,132		₩ 192,851
Proportion of ownership interest in associate		29.73%		29.73%
Interests in the net assets (A*B)		₩ 62,769		₩ 57,334
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		62,769		57,334
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 166,737		₩ 163,267
Proportion of ownership interest in associate		24.85%		24.85%
Interests in the net assets (A*B)		₩ 41,434		₩ 40,571
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		41,434		40,571
SKS-Yozma Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,574		₩ 22,110
Proportion of ownership interest in associate		29.85%		29.85%
Interests in the net assets (A*B)		₩ 3,455		₩ 6,599
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,455		6,599
IBKC-METIS Global Contents Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 12,513
Proportion of ownership interest in associate				36.00%
Interests in the net assets (A*B)				₩ 4,550
Intra-group transactions				0
Others reconciliations				0
Investments in associates				4,550
Keistone Unicorn Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 22,318
Proportion of ownership interest in associate				28.00%
Interests in the net assets (A*B)				₩ 6,249
Intra-group transactions				0
Others reconciliations				0
Investments in associates				6,249
KB Distribution Private Real Estate 3-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 69,268		₩ 71,069
Proportion of ownership interest in associate		38.00%		38.00%
Interests in the net assets (A*B)		₩ 25,976		₩ 26,651
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		25,976		26,651
Pacific Private Investment Trust No.49-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 34,532		₩ 36,126
Proportion of ownership interest in associate		79.00%		79.00%
Interests in the net assets (A*B)		₩ 27,377		₩ 28,641
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		27,377		28,641
KIWOOM Real estate private placement fund for normal investors No. 31
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,263		₩ 14,264
Proportion of ownership interest in associate		60.00%		60.00%
Interests in the net assets (A*B)		₩ 8,558		₩ 8,558
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		8,558		8,558
RIFA Real estate private placement fund for normal investoes No. 51
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 14,328		₩ 14,315
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 5,731		₩ 5,726
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,731		5,726
Fivetree general private equity fund No.15
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,154		₩ 24,573
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 12,572		₩ 12,281
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		12,572		12,281
Shinhan-Kunicorn first Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,125		₩ 25,658
Proportion of ownership interest in associate		38.00%		38.00%
Interests in the net assets (A*B)		₩ 9,626		₩ 9,831
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,626		₩ 9,831
Shinhan-Quantum Startup Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,104
Proportion of ownership interest in associate		49.18%		49.18%
Interests in the net assets (A*B)		₩ 3,986
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,986
Harvest Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 35,488
Proportion of ownership interest in associate				45.00%
Interests in the net assets (A*B)				₩ 15,854
Intra-group transactions				0
Others reconciliations				0
Investments in associates				15,854
Shinhan Simone Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,577		₩ 12,468
Proportion of ownership interest in associate		38.00%		38.00%
Interests in the net assets (A*B)		₩ 4,837		₩ 4,796
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,837		4,796
Korea Investment develop seed Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,829		₩ 25,604
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 9,532		₩ 10,242
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,532		10,242
Tiger Green Alpah Trust No.29
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,002		₩ 28,146
Proportion of ownership interest in associate		95.00%		95.00%
Interests in the net assets (A*B)		₩ 28,573		₩ 26,806
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		28,573		26,806
STIC ALT Global II Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 43,717		₩ 45,350
Proportion of ownership interest in associate		22.00%		22.00%
Interests in the net assets (A*B)		₩ 9,504		₩ 9,859
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,504		9,859
NH-Brain EV Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 44,498		₩ 46,369
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 11,125		₩ 11,592
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		11,125		11,592
DDI LVC Master Real Estate Investment Trust Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[3]	₩ 43,808		₩ 42,622
Proportion of ownership interest in associate	[3]	15.00%		15.00%
Interests in the net assets (A*B)	[3]	₩ 6,571		₩ 6,393
Intra-group transactions	[3]	0		0
Others reconciliations	[3]	12		12
Investments in associates	[3]	6,583		₩ 6,405
Leverent-Frontier 4th Venture PEF
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,791
Proportion of ownership interest in associate		23.89%		23.89%
Interests in the net assets (A*B)		₩ 3,294
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,294
Find-Green New Deal 2nd Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,778		₩ 19,969
Proportion of ownership interest in associate		23.00%		23.00%
Interests in the net assets (A*B)		₩ 4,465		₩ 4,508
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,465		4,508
ShinhanFitrin 1st Technology Business Investment Association
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 27,951		₩ 27,444
Proportion of ownership interest in associate		16.00%		16.00%
Interests in the net assets (A*B)		₩ 4,519		₩ 4,437
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,519		4,437
PARATUS No.3 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 19,249
Proportion of ownership interest in associate				26.00%
Interests in the net assets (A*B)				₩ 4,936
Intra-group transactions				0
Others reconciliations				0
Investments in associates				4,936
Golden Route 2nd Startup Venture Specialized Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 13,214
Proportion of ownership interest in associate				23.00%
Interests in the net assets (A*B)				₩ 3,003
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,003
Koramco Private Real Estate Fund 143
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 22,002		₩ 10,000
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 6,667		₩ 3,030
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,667		3,030
Korea Investment Top Mezzanine Private Real Esate Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 45,074		₩ 44,477
Proportion of ownership interest in associate		22.00%		22.00%
Interests in the net assets (A*B)		₩ 10,016		₩ 9,885
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,016		9,885
LB YoungNam Logistics Private Trust No.40
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 39,128		₩ 38,992
Proportion of ownership interest in associate		25.00%		25.00%
Interests in the net assets (A*B)		₩ 9,782		₩ 9,748
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,782		9,748
Shinhan-Cognitive Start-up Fund L.P
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,263		₩ 30,358	[3]
Proportion of ownership interest in associate		33.00%		33.00%	[3]
Interests in the net assets (A*B)		₩ 5,329		₩ 9,939	[3]
Intra-group transactions		0		0	[3]
Others reconciliations		0		14	[3]
Investments in associates		5,329		9,953	[3]
IGEN2022 No.1 private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 32,361
Proportion of ownership interest in associate				28.00%
Interests in the net assets (A*B)				₩ 9,045
Intra-group transactions				0
Others reconciliations				0
Investments in associates				9,045
Cornerstone JM Fund I [Member]
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,081		₩ 13,353
Proportion of ownership interest in associate		27.00%		27.00%
Interests in the net assets (A*B)		₩ 3,488		₩ 3,561
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,488		3,561
Logisvalley Shinhan REIT Co.,Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)	[3]	₩ 22,617		₩ 23,629
Proportion of ownership interest in associate	[3]	20.00%		20.00%
Interests in the net assets (A*B)	[3]	₩ 4,584		₩ 4,790
Intra-group transactions	[3]	0		0
Others reconciliations	[3]	(986)		(986)
Investments in associates	[3]	3,598		₩ 3,804
DA Value-Honest New Technology Investment Fund 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,328
Proportion of ownership interest in associate		23.66%		23.66%
Interests in the net assets (A*B)		₩ 4,099
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,099
Shinhan-Ji and Tec Smart Innovation Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,953
Proportion of ownership interest in associate		50.00%		50.00%
Interests in the net assets (A*B)		₩ 9,977
Intra-group transactions		0
Others reconciliations		0
Investments in associates		9,977
KDB Investment Global Healthcare Private Equity Fund I
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 142,794
Proportion of ownership interest in associate				24.00%
Interests in the net assets (A*B)				₩ 34,468
Intra-group transactions				0
Others reconciliations				0
Investments in associates				34,468
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,935
Proportion of ownership interest in associate		50.00%
Interests in the net assets (A*B)		₩ 6,968
Intra-group transactions		0
Others reconciliations		0
Investments in associates		6,968
Korea Investment Green Newdeal Infra Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 36,667		₩ 20,431
Proportion of ownership interest in associate		28.00%		28.00%
Interests in the net assets (A*B)		₩ 10,257		₩ 5,714
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		10,257		5,714
BTS 2nd Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,393		₩ 14,505
Proportion of ownership interest in associate		26.00%		26.00%
Interests in the net assets (A*B)		₩ 6,342		₩ 3,772
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,342		3,772
Shinhan Global Active REIT Co.Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 93,266		₩ 94,370
Proportion of ownership interest in associate		20.00%		20.00%
Interests in the net assets (A*B)		₩ 18,997		₩ 19,222
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		18,997		19,222
NH-J&-IBKC Label Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,052		₩ 35,477
Proportion of ownership interest in associate		28.00%		28.00%
Interests in the net assets (A*B)		₩ 9,747		₩ 9,866
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		9,747		₩ 9,866
Hanyang Time Mezzanine Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,542
Proportion of ownership interest in associate		28.57%		28.57%
Interests in the net assets (A*B)		₩ 3,012
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,012
IMM Global Venture Opportunity, LP
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 8,775
Proportion of ownership interest in associate				36.00%
Interests in the net assets (A*B)				₩ 3,115
Intra-group transactions				0
Others reconciliations				0
Investments in associates				₩ 3,115
Shinhan-isquare Venture PEF 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,715
Proportion of ownership interest in associate		40.00%		40.00%
Interests in the net assets (A*B)		₩ 4,286
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,286
Capstone Develop Frontier Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 35,221		₩ 32,000
Proportion of ownership interest in associate		21.00%		21.00%
Interests in the net assets (A*B)		₩ 7,547		₩ 6,857
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		7,547		6,857
Nextrade Co., Ltd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 121,249		₩ 141,421	[3]
Proportion of ownership interest in associate		8.00%		8.00%	[3]
Interests in the net assets (A*B)		₩ 9,700		₩ 11,314	[3]
Intra-group transactions		0		0	[3]
Others reconciliations		0		(1,614)	[3]
Investments in associates		9,700		9,700	[3]
SH Sustainable Management ESG Short term Bond Security Feeder Investment Trust No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 11,194
Proportion of ownership interest in associate				27.00%
Interests in the net assets (A*B)				₩ 3,011
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,011
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,613		₩ 15,865
Proportion of ownership interest in associate		29.00%		29.00%
Interests in the net assets (A*B)		₩ 4,835		₩ 4,601
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,835		4,601
Eventus-IBKC LIB Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 30,317		₩ 27,590
Proportion of ownership interest in associate		22.00%		22.00%
Interests in the net assets (A*B)		₩ 6,632		₩ 6,035
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		6,632		6,035
NH-Daishin-Kyobo healthcare 1 Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 15,792
Proportion of ownership interest in associate				25.00%
Interests in the net assets (A*B)				₩ 3,948
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,948
IBKC-Behigh Fund 1st
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,828		₩ 10,992
Proportion of ownership interest in associate		30.00%		30.00%
Interests in the net assets (A*B)		₩ 3,219		₩ 3,268
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		3,219		3,268
Nautic Green Innovation ESG Co-investment No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 16,419
Proportion of ownership interest in associate				24.00%
Interests in the net assets (A*B)				₩ 3,956
Intra-group transactions				0
Others reconciliations				0
Investments in associates				3,956
ON No.1 Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,624		₩ 18,767
Proportion of ownership interest in associate		29.00%		29.00%
Interests in the net assets (A*B)		₩ 5,321		₩ 5,362
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		5,321		5,362
Digital New Deal Kappa Private Equity Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,575		₩ 16,420
Proportion of ownership interest in associate		25.00%		30.00%
Interests in the net assets (A*B)		₩ 4,845		₩ 4,946
Intra-group transactions		0		0
Others reconciliations		0		0
Investments in associates		4,845		4,946
IBKCJS New Technology Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 20,841
Proportion of ownership interest in associate		29.41%
Interests in the net assets (A*B)		₩ 6,130
Intra-group transactions		0
Others reconciliations		0
Investments in associates		6,130
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 47,054
Proportion of ownership interest in associate		20.83%
Interests in the net assets (A*B)		₩ 9,803
Intra-group transactions		0
Others reconciliations		0
Investments in associates		9,803
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 42,046
Proportion of ownership interest in associate		28.57%
Interests in the net assets (A*B)		₩ 12,013
Intra-group transactions		0
Others reconciliations		0
Investments in associates		12,013
Koramco IPO LEITS Mezzanine General Private Investment Trust No. 38
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 4,228
Proportion of ownership interest in associate		75.00%
Interests in the net assets (A*B)		₩ 3,171
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,171
TogetherKorea Private Investment Trust No. 6
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,271
Proportion of ownership interest in associate		99.98%
Interests in the net assets (A*B)		₩ 5,270
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,270
TogetherKorea Private Investment Trust No. 7
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 5,271
Proportion of ownership interest in associate		99.98%
Interests in the net assets (A*B)		₩ 5,270
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,270
Kiwoom Core Industrial Technology Investment Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,028
Proportion of ownership interest in associate		34.75%
Interests in the net assets (A*B)		₩ 4,180
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,180
Penture K-Content Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 25,599
Proportion of ownership interest in associate		21.96%
Interests in the net assets (A*B)		₩ 5,622
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,622
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 26,562
Proportion of ownership interest in associate		30.00%
Interests in the net assets (A*B)		₩ 7,969
Intra-group transactions		0
Others reconciliations		0
Investments in associates		7,969
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,790
Proportion of ownership interest in associate		37.04%
Interests in the net assets (A*B)		₩ 5,107
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,107
Shinhan-timefolio Bio Development Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 12,249
Proportion of ownership interest in associate		48.39%
Interests in the net assets (A*B)		₩ 5,927
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,927
Shinhan M&A-ESG Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 17,868
Proportion of ownership interest in associate		23.33%
Interests in the net assets (A*B)		₩ 4,169
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,169
Shinhan SM Office Value Add – Outsource Management Real Estate Investment Co., Ltd.
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 37,189
Proportion of ownership interest in associate		28.43%
Interests in the net assets (A*B)		₩ 10,574
Intra-group transactions		0
Others reconciliations		0
Investments in associates		10,574
KDBC meta-enter New Technology investment fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 24,886
Proportion of ownership interest in associate		27.89%
Interests in the net assets (A*B)		₩ 6,940
Intra-group transactions		0
Others reconciliations		0
Investments in associates		6,940
Shinhan Time Secondary Blind New Technology Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,008
Proportion of ownership interest in associate		47.50%
Interests in the net assets (A*B)		₩ 4,754
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,754
Shinhan DS Secondary Investment Fund
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,693
Proportion of ownership interest in associate		40.00%
Interests in the net assets (A*B)		₩ 7,477
Intra-group transactions		0
Others reconciliations		0
Investments in associates		7,477
Shinhan-openwater pre-IPO Investment Trust 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,946
Proportion of ownership interest in associate		50.00%
Interests in the net assets (A*B)		₩ 4,973
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,973
Shinhan-Eco Venture Fund 2nd
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 9,024
Proportion of ownership interest in associate		40.00%
Interests in the net assets (A*B)		₩ 3,610
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,610
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 7,884
Proportion of ownership interest in associate		40.00%
Interests in the net assets (A*B)		₩ 3,154
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,154
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 43,416
Proportion of ownership interest in associate		22.96%
Interests in the net assets (A*B)		₩ 9,969
Intra-group transactions		0
Others reconciliations		0
Investments in associates		9,969
Shinhan HB Wellness 1st Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 10,284
Proportion of ownership interest in associate		48.54%
Interests in the net assets (A*B)		₩ 4,992
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,992
Korea real Asset Fund No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 32,604
Proportion of ownership interest in associate		28.57%
Interests in the net assets (A*B)		₩ 9,315
Intra-group transactions		0
Others reconciliations		0
Investments in associates		9,315
Igis Yongsan Office General PE Real Estate Inv. Trust No. 518
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 73,457
Proportion of ownership interest in associate		31.49%
Interests in the net assets (A*B)		₩ 23,131
Intra-group transactions		0
Others reconciliations		0
Investments in associates		23,131
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 19,730
Proportion of ownership interest in associate		22.99%
Interests in the net assets (A*B)		₩ 4,536
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,536
Time Robotics New Technology Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 13,283
Proportion of ownership interest in associate		29.86%
Interests in the net assets (A*B)		₩ 3,966
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,966
Ascent-welcome Tehcnology Investment Trust No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 31,721
Proportion of ownership interest in associate		27.65%
Interests in the net assets (A*B)		₩ 8,771
Intra-group transactions		0
Others reconciliations		0
Investments in associates		8,771
Igis General PE Real Estate Investment Trust 517-1
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 53,725
Proportion of ownership interest in associate		96.30%
Interests in the net assets (A*B)		₩ 51,736
Intra-group transactions		0
Others reconciliations		0
Investments in associates		51,736
Consus Osansegyo No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 16,208
Proportion of ownership interest in associate		50.00%
Interests in the net assets (A*B)		₩ 8,104
Intra-group transactions		0
Others reconciliations		0
Investments in associates		8,104
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 23,927
Proportion of ownership interest in associate		32.69%
Interests in the net assets (A*B)		₩ 7,822
Intra-group transactions		0
Others reconciliations		0
Investments in associates		7,822
Shinhan AIM Private Fund of Fund 9-B
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 96,072
Proportion of ownership interest in associate		25.00%
Interests in the net assets (A*B)		₩ 24,018
Intra-group transactions		0
Others reconciliations		0
Investments in associates		24,018
Shinhan General Private Real Estate Investment Trust No.3
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 37,764
Proportion of ownership interest in associate		20.75%
Interests in the net assets (A*B)		₩ 7,838
Intra-group transactions		0
Others reconciliations		0
Investments in associates		7,838
NH Absolute Project L General Private Investment Trust
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 18,797
Proportion of ownership interest in associate		26.03%
Interests in the net assets (A*B)		₩ 4,893
Intra-group transactions		0
Others reconciliations		0
Investments in associates		4,893
Paros Kosdaq Venture General Private Investment Trust No. 5
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 8,994
Proportion of ownership interest in associate		66.65%
Interests in the net assets (A*B)		₩ 5,994
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,994
Happy Pet Life Care New Technology Investment Association No.2
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 11,521
Proportion of ownership interest in associate		30.00%
Interests in the net assets (A*B)		₩ 3,456
Intra-group transactions		0
Others reconciliations		0
Investments in associates		3,456
Shinhan-Soo Secondary Investment Association
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 6,764
Proportion of ownership interest in associate		77.61%
Interests in the net assets (A*B)		₩ 5,249
Intra-group transactions		0
Others reconciliations		0
Investments in associates		5,249
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)				₩ 797,590
Proportion of ownership interest in associate				0.00%
Interests in the net assets (A*B)				₩ 228,801
Intra-group transactions				0
Others reconciliations				1,422
Investments in associates				₩ 230,223
Others
Reconciliation of the financial information to the carrying value of its interests in the associates [Line Items]
Net Assets (A)		₩ 673,313
Proportion of ownership interest in associate		0.00%
Interests in the net assets (A*B)		₩ 190,851
Intra-group transactions		0
Others reconciliations		148
Investments in associates		₩ 190,999

[1]	Others are the amount of fair value adjustments that occurred at the time of acquisition and accumulated losses that were not recognized due to the suspension of equity method recognition as the investment account balance became “0” due to the accumulation of losses for the current period.
[2]	Others are the unrecognized equity method for preferred stocks without voting rights issued by the investee.
[3]	Others represents the adjustments of fair value when acquired.
[4]	The Group has stopped recognizing its equity method income or loss due to the carrying amount of ‘0’ resulting from the investees’ cumulative loss.